LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Major classifications of loans receivable are summarized as follows:

	December 31,
	2011	2010
Real estate – construction	$11,684,137	$12,674,197
Real estate – mortgage	69,916,752	76,149,357
Commercial and industrial	7,682,631	11,602,305
Consumer and other	4,524,551	4,871,825
Total gross loans	$93,808,071	$105,297,684

The loan portfolio consisted of loans having:

Variable rates loans	$4,085,650	$3,206,699
Fixed rates	89,722,421	102,090,985
Total gross loans	$93,808,071	$105,297,684

Included in the gross loans above are:
Nonaccrual loans	$5,389,684	$4,805,658
Loans past due 90 days still accruing interest	-	-

Transactions in the allowance for loan losses are summarized below:

	Years Ended December 31,
	2011	2010
Balance, beginning of year	$2,019,497	$2,053,340
Provision charged to operations	1,920,500	1,866,000
Recoveries on loans previously charged-off	15,640	11,932
Loans charged-off	(1,988,568)	(1,911,775)
Balance, end of year	$1,967,069	$2,019,497

The following is an analysis of the allowance for loan losses by class of loans for the years ended December 31, 2011 and 2010.

December 31, 2011

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Beginning Balance	$2,019	$807	$404	$1,211	$606	$202
Provisions	1,921	1,062	680	1,742	128	51
Recoveries	16	-	4	4	8	4
Charge-offs	(1,989)	(1,100)	(704)	(1,804)	(133)	(52)
Ending balance	$1,967	$769	$384	$1,153	$609	$205

December 31, 2010

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Beginning Balance	$2,053	$826	$413	$1,239	$616	$198
Provisions	1,866	746	373	1,119	560	187
Recoveries	12	-	-	-	4	8
Charge-offs	(1,912)	(765)	(382)	(1,147)	(574)	(191)
Ending balance	$2,019	$807	$404	$1,211	$606	$202

At December 31, 2011 and 2010, the allocation of the allowance for loan losses and the recorded investment in loans summarized on the basis of the Company’s impairment methodology was as follows:

December 31, 2011

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Allowance for Loan Losses

Examined for Impairment
Individually	$853	$389	$269	$658	$195	$-
Collectively	1,114	380	115	495	414	205

Allowance for Loan Losses	$1,967	$769	$384	$1,153	$609	$205

Total Loans

Examined for Impairment
Individually	$8,894	$3,585	$3,236	$6,821	$2,063	$10
Collectively	84,914	8,099	66,681	74,780	5,620	4,514
Total Loans	$93,808	$11,684	$69,917	$81,601	$7,683	$4,524

December 31, 2010

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Allowance for Loan Losses

Examined for Impairment
Individually	$373	$296	$25	$321	$40	$12
Collectively	1,646	511	379	890	566	190
Allowance for Loan Losses	$2,019	$807	$404	$1,211	$606	$202

Total Loans

Examined for Impairment
Individually	$7,703	$3,162	$4,121	$7,283	$303	$117
Collectively	97,595	9,512	72,029	81,541	11,299	4,755
Total Loans	$105,298	$12,674	$76,150	$88,824	$11,602	$4,872

The Company identifies impaired loans through its normal internal loan review process. Loans on the Company’s problem loan watch list are considered potentially impaired loans. These loans are evaluated in determining whether all outstanding principal and interest are expected to be collected. Loans are not considered impaired if a minimal delay occurs and all amounts due including accrued interest at the contractual interest rate for the period of delay are expected to be collected.

The following summarizes the Company’s impaired loans by class as of December 31, 2011 and 2010.

December 31, 2011

		Unpaid
(Dollars in Thousands)	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Real estate
Construction	$2,205	$3,099	$-
Mortgage	2,104	2,369	-
Total real estate loans	4,309	5,468	-
Commercial	1,851	1,894	-
Consumer and other	10	10	-
	6,170	7,372	-

With an allowance recorded:
Real estate
Construction	$1,380	$1,445	$389
Mortgage	1,132	1,386	269
Total real estate loans	2,512	2,831	658
Commercial	212	212	195
Consumer and other	-	-	-
	2,724	3,043	853

Total
Real estate
Construction	$3,585	$4,544	$389
Mortgage	3,236	3,755	269
Total real estate loans	6,821	8,299	658
Commercial	2,063	2,106	195
Consumer and other	10	10	-
Total	$8,894	$10,415	$853

December 31, 2010

		Unpaid
(Dollars in Thousands)	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Real estate
Construction	$1,326	$1,294	$-
Mortgage	4,016	4,196	-
Total real estate loans	5,342	5,490	-
Commercial	218	249	-
Consumer and other	62	61	-
	5,622	5,800	-

With an allowance recorded:
Real estate
Construction	$1,836	$1,879	$296
Mortgage	105	103	25
Total real estate loans	1,941	1,982	321
Commercial	85	741	40
Consumer and other	55	53	12
	2,081	2,776	373

Total
Real estate
Construction	$3,162	$3,173	$296
Mortgage	4,121	4,299	25
Total real estate loans	7,283	7,472	321
Commercial	303	990	40
Consumer and other	117	114	12
Total	$7,703	$8,576	$373

The following tables summarize information on impaired loans at and for the years ended December 31, 2011 and 2010.

	2011	2010
Impaired loans with specific allowance	$2,724,293	$2,134,648
Impaired loans with no specific allowance	6,169,778	5,568,593
Total impaired loans – year end	$8,894,071	$7,703,241

Related specific allowance – year end	$852,619	$373,484
Average recorded investment in impaired loans – year end	$8,697,564	$8,512,074
Impaired loans included in nonaccrual	$5,389,685	$4,805,658

Interest income on impaired loans other than nonaccrual loans is recognized on an accrual basis. Interest income on nonaccrual loans is recognized only as collected. During 2011 and 2010, interest income recognized on nonaccrual loans was $36,678 and $30,674, respectively. If the nonaccrual loans had been accruing interest at their original contracted rates, related income would have been $279,833 and $275,415 for 2011 and 2010, respectively.

A summary of current, past due and nonaccrual loans as of December 31, 2011 was as follows:

	Past Due	Past Due Over 90 days
(Dollars in Thousands)	30-89	and	Non-	Total		Total
	Days	Accruing	Accruing	Past Due	Current	Loans
Real estate
Construction	$1,379	$-	$3,479	$4,858	$6,826	$11,684
Mortgage	1,969	-	1,784	3,753	66,164	69,917
Total real estate loans	3,348	-	5,263	8,611	72,990	81,601
Commercial	547	-	116	663	7,020	7,683
Consumer and other	148	-	11	159	4,365	4,524
Totals	$4,043	$-	$5,390	$9,433	$84,375	$93,808

A summary of current, past due and nonaccrual loans as of December 31, 2010 was as follows:

	Past Due	Past Due Over 90 days
(Dollars in Thousands)	30-89	and	Non-	Total		Total
	Days	Accruing	Accruing	Past Due	Current	Loans
Real estate
Construction	$397	$-	$3,010	$3,407	$9,267	$12,674
Mortgage	768	-	1,533	2,301	73,849	76,150
Total real estate loans	1,165	-	4,543	5,708	83,116	88,824
Commercial	99	-	203	302	11,300	11,602
Consumer and other	63	-	60	123	4,749	4,872
Totals	$1,327	$-	$4,806	$6,133	$99,165	$105,298

At December 31, 2011 and December 31, 2010 there were no loans past due over 90 days and still accruing interest

Loans totaling $5,389,685 and $4,805,658 were in nonaccruing status at December 31, 2011 and December 31, 2010, respectively. When the ultimate collectability of a nonaccrual loan principal is in doubt, wholly or partially, all cash receipts are applied to the principal. When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement.

Included in the loans above are particular loans that have been modified in order to maximize the collection of loan balances. If, for economic or legal reasons related to the customer’s financial difficulties, the Company grants a concession compared to the original terms and conditions on the loan, the modified loan is classified as a troubled debt restructuring (“TDR”).

During the third quarter of 2011, the Company adopted Accounting Standards Update (“ASU”) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR.  In complying with the provisions of the ASU, the Company did not identify any new TDRs.

As of December 31, 2011 there were four loans classified as TDR totaling $1,006,041. Of the four loans, two totaling $400,941 were performing while two totaling $605,099 were not performing. At December 31, 2010, the balance of TDR classified loans consists of four loans totaling $1,060,754, all of which were performing. All restructured loans resulted in either extended maturity or lowered rates and were included in the impaired loan balance.

All loans modified in troubled debt restructurings are evaluated for impairment. The nature and extent of impairment of TDRs, including those which have experienced a subsequent default, are considered in determining an appropriate level of allowance for credit losses.

Credit Indicators

Loans are categorized into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The following definitions are utilized for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention - Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard - Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

December 31, 2011

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Pass	$83,826	$7,964	$66,005	$73,969	$5,492	$4,365
Special mention	3,989	1,563	1,579	3,142	769	78
Substandard	5,863	2,057	2,333	4,390	1,392	81
Doubtful	130	100	-	100	30	-
Total	$93,808	$11,684	$69,917	$81,601	$7,683	$4,524

December 31, 2010

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Pass	$98,620	$8,847	$76,150	$84,997	$9,793	$3,830
Special mention	1,378	681	-	681	551	146
Substandard	5,300	3,146	-	3,146	1,258	896
Doubtful	-	-	-	-	-	-
Total	$105,298	$12,674	$76,150	$88,824	$11,602	$4,872

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments consist of commitments to extend credit and standby letters of credit. Commitments to extend credit are legally binding agreements to lend to a customer at predetermined interest rates as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. A commitment involves, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets. The Company’s exposure to credit loss in the event of nonperformance by the other party to the instrument is represented by the contractual notional amount of the instrument. Since certain commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Standby letters of credit are conditional commitments issued to guarantee a customer’s performance to a third party and have essentially the same credit risk as other lending facilities. Standby letters of credit often expire without being used. The Company believes that through various sources of liquidity, it has the necessary resources to meet obligations arising from these financial instruments.

The Company uses the same credit underwriting procedures for commitments to extend credit and standby letters of credit as it does for on-balance sheet instruments. The credit worthiness of each borrower is evaluated and the amount of collateral, if deemed necessary, is based on the credit evaluation. Collateral held for commitments to extend credit and standby letters of credit varies but may include accounts receivable, inventory, property, plant, equipment, and income-producing commercial properties.

The Company is not involved in off-balance-sheet contractual relationships, other than those disclosed in this report that could result in liquidity needs or other commitments or could significantly impact earnings.

The following table summarizes the Company’s off-balance-sheet financial instruments whose contractual amounts represent credit risk:

	December 31,
	2011	2010
Commitments to extend credit	$5,685,949	$5,855,857
Standby letters of credit	847,000	850,000

Management is not aware of any significant concentrations of loans to classes of borrowers or industries that would be affected similarly by economic conditions. At December 31, 2011, the Company was not committed to lend additional funds to borrowers having loans in nonaccrual status.